Related party transactions	12 Months Ended
Dec. 31, 2018
Statements Line Items
Related party transactions [Text Block]

31.                 Related party transactions

During the years ended December 31, 2018 and 2017, the following amounts were invoiced by Osisko to associates for recoveries of costs related to professional services and rental of offices and are reflected as a reduction of general and administrative expenses and business development expenses in the consolidated statements of loss:

	2018	2017
	$	$
Amounts invoiced to associates as a reduction of:
General and administrative expenses	1,409	1,618
Business development expenses	3,749	2,507

Total amounts invoiced to associates	5,158	4,125

An amount of $3.2 million (including sales taxes) is receivable from associates and included in amounts receivable as at December 31, 2018 ($1.2 million as at December 31, 2017).

In 2018, interest revenues of $0.5 million ($0.7 million in 2017) were accounted for with regards to notes receivable from associates. As at December 31, 2018, interests receivable from associates of $1.7 million are included in amounts receivable ($1.2 million as at December 31, 2017).

During the years ended December 31, 2018 and 2017, certain directors and officers of Osisko have participated in financings completed by certain associates.

Additional transactions with related parties are described under Notes 9, 12, 14 and 15.